Interest Rate Benchmark Reform (Tables)	12 Months Ended
Dec. 31, 2021
Interest Rate Benchmark Reform [Abstract]
Summary of Hedge Accounting Adjustments, IBOR
The table below sets out the hedge accounting amendments, and their impact for Santander UK, which provide additional temporary reliefs from applying specific IAS 39 hedge accounting requirements to hedging relationships directly affected by IBOR reform. For GBP LIBOR cash flow hedges of legacy contracts and for USD LIBOR cash flow hedges, the transition to alternative benchmark interest rates will take place during 2022 and, for USD LIBOR cash flow hedges, no later than June 2023.

Hedge accounting amendment	Impact for the Santander UK group
Allow amendment of the designation of a hedging relationship to reflect changes that are required by the reform. The hedge designation must be amended by the end of the reporting period in which the changes are made.
This amendment means any change to hedge documentation will not result in discontinuation of hedge accounting nor the designation of a new hedge relationship. It expects the majority of its hedge relationships will transition to alternative benchmark rates during 2021 and Santander UK group used this relief for those hedges that transitioned.
When a hedged item in a cash flow hedge is amended to reflect the changes that are required by the reform, the amount accumulated in the cash flow hedge reserve will be deemed to be based on the alternative benchmark rate on which the hedged future cash flows are determined.
This amendment would result in the release of the cash flow hedge reserve to profit or loss in the same period or periods in which the hedged cash flows that are now based on the alternative benchmark interest rate affect profit or loss. During the year, most of the Santander UK group’s GBP LIBOR cash flow hedges transitioned to alternative benchmark interest rates.
An entity may, on an individual hedge basis, reset to zero the cumulative fair value changes of the hedged item and hedging instrument when ceasing to apply the retrospective effectiveness assessment relief provided by the Phase 1 amendments.	The Santander UK group assessed on a hedge-by-hedge basis as the hedging instruments transitioned away from LIBORs or other IBORs during 2021. Resetting the cumulative fair value changes to zero had no effect on the amounts recorded in profit or loss. All hedge ineffectiveness including any outside the 80-125% range arising from IBOR reform has been recognised in profit or loss.
When amending the hedge relationships for groups of items, hedged items are allocated to sub-groups based on the alternative benchmark interest rate being hedged, and the benchmark rate for each sub-group is designated as the hedged risk.	All hedge relationships have transitioned to alternative benchmark interest rates and hedge documentation was amended accordingly.
An alternative benchmark interest rate designated as a non-contractually specified risk component, that is not separately identifiable at the date when it is designated, is deemed to have met the requirements at that date if the entity reasonably expects that it will meet the requirements within a period of 24 months from the date of first designation. The 24-month period will apply to each alternative benchmark interest rate separately. The risk component will, however, be required to be reliably measurable.	The amendment eases transition to alternative benchmark interest rates by allowing hedging relationships to be designated and to continue even before the new benchmark interest rates are fully established as market benchmarks. For the Santander UK group, the majority of hedge relationships, where an alternative benchmark interest rate is to be designated as a non-contractually specified risk component, were GBP fair value hedge relationships and most transitioned to SONIA during the year, and this rate was considered separately identifiable.

Schedule of Amounts Affected by IBOR Reform

				Group
				2021
	GBP(3) LIBOR	USD(3) LIBOR	Other(3)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)(2)	—	1,648	—	1,648
Other financial assets at fair value through profit and loss	8	—	—	8
Financial assets at amortised cost	1,373	81	1	1,455
	1,381	1,729	1	3,111
Liabilities
Derivatives(1)(2)	338	1,975	—	2,313
Other financial liabilities at fair value through profit and loss	—	5	—	5
Financial liabilities at amortised cost(4)	34	2,401	—	2,435
	372	4,381	—	4,753
Off-balance sheet commitments given	338	59	—	397

				2020
Assets
Derivatives(1)(2)	33,857	4,844	2,149	40,850
Other financial assets at fair value through profit and loss	968	22	—	990
Financial assets at amortised cost	15,062	1,191	90	16,343
Financial assets at fair value through comprehensive income	428	—	—	428
	50,315	6,057	2,239	58,611
Liabilities
Derivatives(1)(2)	35,312	5,381	88	40,781
Other financial liabilities at fair value through profit and loss	1,128	69	—	1,197
Financial liabilities at amortised cost	2,354	3,515	—	5,869
	38,794	8,965	88	47,847
Off-balance sheet commitments given	11,405	2,126	573	14,104
(1) Many of the Santander UK group’s derivatives subject to IBOR reform are governed by ISDA definitions. In October 2020 ISDA issued an IBOR fallbacks supplement setting out how the amendments to new alternative benchmark rates will be accomplished, the effect of which is to create fallback provisions in derivatives that describe what floating rates will apply on the permanent discontinuation of certain key IBORs or upon ISDA declaring a non-representative determination of an IBOR. The Santander UK group has adhered to the protocol to implement the fallbacks to derivative contracts that were entered into before the effective date of the supplement (25 January 2021). If derivative counterparties also adhere to the protocol, new fallbacks will automatically be implemented in existing derivative contracts when the supplement becomes effective. Following the announcement by the FCA on 5 March 2021 that certain LIBOR settings will permanently cease immediately after 31 December 2021 (and for overnight, 1-month, 3-month, 6-month and 12-month US dollar LIBOR after 30 June 2023), the ISDA fallback spread adjustment is fixed as of the date of the FCA announcement. GBP & JPY LIBOR for certain legacy contracts has been extended until at least the end of 2022 but not for cleared derivative contracts.
(2) Derivatives shown in the table above exclude contracts that automatically transitioned under ISDA fall back protocols at 00:01 on 1 January 2022.
(3) Cessation dates are: GBP, JPY, NOK LIBOR & 1-week and 2-month USD LIBOR 31/12/2021 remaining USD LIBOR settings 30/06/23, EONIA 03/01/2022; GBP & JPY LIBOR for certain legacy contracts has been extended until at least 31/12/2022.
(4) Financial liabilities at amortised cost is comprised of securitisation issuance which was called in January 2022.
Schedule of Derivatives directly Affected by IBOR Reform Uncertainties
The following tables show the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

	2021				2020
	GBP LIBOR	USD LIBOR	Other	Total	GBP LIBOR	USD LIBOR	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Total notional value of hedging instruments:
–Cash flow hedges	—	2,586	—	2,586	15,198	5,119	—	20,317
–Fair value hedges	—	160	—	160	32,223	1,077	778	34,078
	—	2,746	—	2,746	47,421	6,196	778	54,395
Maturing after cessation date(1)
–Cash flow hedges	—	2,586	—	2,586	10,553	2,562	—	13,115
–Fair value hedges	—	160	—	160	12,477	162	720	13,359
	—	2,746	—	2,746	23,030	2,724	720	26,474
(1) Cessation dates are: GBP, JPY, NOK LIBOR & 1-week and 2-month USD LIBOR 31/12/2021, for remaining USD LIBOR settings 30/06/23, EONIA 03/01/2022; GBP & JPY LIBOR for certain legacy contracts has been extended until at least 31/12/2022.